Investment Objectives and Goals	Oct. 15, 2025
T-REX 2X LONG FIG DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG FIG DAILY TARGET ETF
T-REX 2X LONG SBET DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG SBET DAILY TARGET ETF